Financial Instruments and Risk Management - The Monte Carlo Simulation Model for the AlbaCore Warrants (Details) - $ / shares	Dec. 31, 2021	Nov. 04, 2021
Disclosure of fair value measurement of assets [line items]
Underlying stock price (USD)	$ 5.83	$ 9.66
Exercise price (USD)	$ 0.00004	$ 0.00004
Volatility (in percent)	71.60%	66.70%
Remaining term (years)	4 years 10 months 6 days	5 years
Risk-free rate (in percent)	1.23%	1.09%